Inventory	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventory	Inventory

For the year ended December 31	2025	2024
Wireless devices and accessories	230	239
Merchandise and other	159	181
Total inventory	389	420
The total amount of inventory subsequently recognized as an expense in cost of revenues was $2,988 million and $3,133 million for 2025 and 2024, respectively.